Right of use assets	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Right of use assets
7.	Right of use assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2025:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2024	3,671,722	2,540,980	244,011	800,979	7,257,692
Additions	784,833	399,960	977,607	529,475	2,691,875
Adjustments	(91,973)	(258,340)	-	-	(350,313)
Depreciation	(51,238)	(392,595)	(1,85,881)	(1,47,802)	(777,516)
Balance as of March 31, 2025	4,313,344	2,290,005	1,035,737	1,182,652	8,821,738

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2023	2,850,345	1,927,648	349,874	561,556	5,689,423
Additions	861,343	1,017,867	26,940	387,074	2,293,224
Adjustments	-	(8,775)	(10,739)	-	(19,514)
Depreciation	(39,966)	(395,760)	(122,064)	(1,47,651)	(705,441)
Balance as of March 31, 2024	3,671,722	2,540,980	244,011	800,979	7,257,692

Particulars	March 31, 2025	March 31, 2024
Current lease liabilities	193,310	379,851
Non-current lease liabilities	3,616,928	2,662,988
Total	3,810,238	3,042,839

The following is the movement in lease liabilities during the Year ended

Particulars	March 31, 2025	March 31, 2024
Balance as of April 1,	3,042,839	2,451,179
Additions	1,377,567	993,651
Finance cost accrued during the period	298,696	253,316
Deletions	(350,244)	(19,503)
Payment of lease liabilities	(559,183)	(633,420)
Fair value adjustment	(837)	(3,813)
Translation difference	1,400	1,429
Balance as of March 31,	3,810,238	3,042,839

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2025 and March 31, 2024 on an undiscounted basis (including finance expenses):

Particulars	March 31, 2025	March 31, 2024
Less than one year	6,89,151	587,695
One to five years	2,379,436	1,304,681
More than five years	7,473,255	6,696,273
Total	10,541,842	8,588,649